Concentrations and Risks (Details) - Schedule of the Customers Accounting of Total Payables to Customers - Customer Concentration Risk [Member] - Payables [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Customer F [Member]
Concentration Risk [Line Items]
Payables to customers	$ 1,569	$ 1,559
Payables to customers percentage	28.00%	30.00%
Customer G [Member]
Concentration Risk [Line Items]
Payables to customers	$ 1,405	$ 1,396
Payables to customers percentage	25.00%	27.00%
Customer H [Member]
Concentration Risk [Line Items]
Payables to customers	$ 656	$ 649
Payables to customers percentage	12.00%	13.00%